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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2002

Check here if Amendment [   ]; Amendment Number:_______________
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:    CASCADE INVESTMENT, L.L.C.
Address: 2365 CARILLON POINT
         KIRKLAND, WA 98033

Form 13F File number: 28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  MICHAEL LARSON
Title: MANAGER
Phone: (425) 889-7900

Signature, Place, and Date of Signing

    /s/ Michael Larson        Kirkland, Washington       November  13, 2002
   --------------------      ----------------------     --------------------
        [Signature]              [City, State]               [Date]

The Manager of Cascade Investment, L.L.C., Michael Larson, also exercises investment discretion with respect to the Section 13(f) securities held by the Bill & Melinda Gates Foundation (the "Foundation"), which are reported separately on the Foundation's Form 13F report, File No. 28-10098.

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Value:   17
Form 13F Information Table Value Total:   $1,823,649
                                          (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2002


                                                               AMOUNT AND TYPE                                  VOTING AUTHORITY
                                                                 OF SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                TITLE OF CLASS CUSIP     VALUE   SHARES/PRN  SH/ INVESTMENT   OTHER        SOLE      SHARED     NONE
                                                       (X1000)    AMOUNT   PRN DISCRETION MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------

ALASKA AIR GROUP              Common Stock   011659109  14,025     792,400 SH     YES       N/A         792,400
AVISTA CORP                   Common Stock   05379B107  35,700   3,187,500 SH     YES       N/A       3,187,500
BOCA RESORTS, INC.            Common Stock   09688T106  20,887   2,047,704 SH     YES       N/A       2,047,704
CANADIAN NATIONAL RAILWAY CO. Common Stock   136375102 377,761  10,116,800 SH     YES       N/A      10,116,800
COX COMMUNICATIONS INC.       Common Stock   224044107 596,713  24,266,486 SH     YES       N/A      24,266,486
EXTENDED STAY AMERICA, INC.   Common Stock   30224P101  69,113   5,442,000 SH     YES       N/A       5,442,000
FISHER COMMUNICATIONS, INC.   Common Stock   337756209  21,418     455,700 SH     YES       N/A         455,700
ICOS CORP                     Common Stock   449295104 112,389   5,359,501 SH     YES       N/A       5,359,501
NEXTEL PARTNERS INC.          Common Stock   65333F107  48,543   9,022,906 SH     YES       N/A       9,022,906
OTTER TAIL POWER COMPANY      Common Stock   689648103  36,863   1,399,500 SH     YES       N/A       1,399,500
PAIN THERAPEUTICS INC.        Common Stock   69562K100   7,940   2,000,000 SH     YES       N/A       2,000,000
PAN AMERICAN SILVER CORP      Common Stock   697900108  31,391   5,105,000 SH     YES       N/A       5,105,000
PNM RESOURCES INC.            Common Stock   69349H107  52,856   2,669,500 SH     YES       N/A       2,669,500
REPUBLIC SERVICES INC.        Common Stock   760759100 339,872  18,078,300 SH     YES       N/A      18,078,300
SCHNITZER STEEL INDS INC.     Common Stock   806882106  10,899     602,200 SH     YES       N/A         602,200
SEATTLE GENETICS INC.         Common Stock   812578102  11,338   3,521,088 SH     YES       N/A       3,521,088
SIX FLAGS, INC.               Common Stock   83001P109  35,941  10,210,500 SH     YES       N/A      10,210,500